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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                       (Confidential Treatment Requested)

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 --------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Scott A. Bennewitz           Denver, Colorado    February 15, 2011
   -------------------------------    ----------------    -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 52
                                        --------------------

Form 13F Information Table Value Total: $96,847
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                                       13F
                                    12/31/08

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      Column 1            Column 2      Column 3 Column 4         Column 5          Column 6    Column 7          Column 8
--------------------  ---------------- --------- -------- ----------------------- ------------ ---------- ----------------------
                                                  Value   Shares or   SH/   Put/   Investment    Other       Voting Authority
   Name of Issuer      Title of Class    Cusip   (X$1000) PRN Amount  PRN   Call   Discretion   Managers     Sole   Shared  None
--------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY  COM              3881307   916      301,418    SH           Sole                    301,418
ACTIVISION BLIZZARD   COM              00507V109 907      105,000    SH           Sole                    105,000
AMDOCS                COM              G02602103 1,193    65,200     SH           Sole                    65,200
AMER ECOLOGY          COM              25533407  2,933    145,000    SH           Sole                    145,000
AMER SCIENCE & ENGNR  COM              29429107  2,572    34,781     SH           Sole                    34,781
ART TECHNOLOGY GROUP  COM              04289L107 2,588    1,340,676  SH           Sole                    1,340,676
AVOCENT               COM              53893103  2,239    125,000    SH           Sole                    125,000
AXT                   COM              00246W103 1,106    819,218    SH           Sole                    819,218
BALCHEM               COM              57665200  3,523    141,438    SH           Sole                    141,438
BEACON ROOFING SPPLY  COM              73685109  2,776    200,000    SH           Sole                    200,000
BRIGHTPOINT           COM              109473405 1,894    435,479    SH           Sole                    435,479
COINSTAR              COM              19259P300 2,470    126,602    SH           Sole                    126,602
COMTECH TELECOMM      COM              205826209 1,237    27,000     SH           Sole                    27,000
DYNAMEX               COM              26784F103 2,246    152,240    SH           Sole                    152,240
ENDO PHARMACEUTICALS  COM              29264F205 3,307    127,800    SH           Sole                    127,800
ENTROPIC COMMUNICATI  COM              29384R105 523      1,046,649  SH           Sole                    1,046,649
EXACTECH              COM              30064E109 1,258    74,675     SH           Sole                    74,675
EXPONENT              COM              30214U102 3,611    120,054    SH           Sole                    120,054
FREIGHTCAR AMERICA    COM              357023100 2,859    156,500    SH           Sole                    156,500
GAIAM                 CL A             36268Q103 1,534    332,000    SH           Sole                    332,000
GENTIVA HEALTH SVCS   COM              37247A102 1,615    55,200     SH           Sole                    55,200
GREATBATCH            COM              39153L106 1,588    60,000     SH           Sole                    60,000
GSE SYSTEMS           COM              36227K106 1,722    291,925    SH           Sole                    291,925
HERITAGE-CRYSTAL CLE  COM              42726M106 1,776    153,134    SH           Sole                    153,134
ICF INTERNATIONAL     COM              44925C103 3,079    125,300    SH           Sole                    125,300
ICU MEDICAL           COM              44930G107 1,326    40,000     SH           Sole                    40,000
INSPIRE PHARM         COM              457733103 1,839    510,863    SH           Sole                    510,863
KING PHARMACEUTICALS  COM              495582108 2,814    265,000    SH           Sole                    265,000
LIFE SCIENCES RESRCH  COM              532169109 1,210    129,460    SH           Sole                    129,460
LIVEPERSON            COM              538146101 316      173,531    SH           Sole                    173,531
MAGNETEK              COM              559424106 558      232,527    SH           Sole                    232,527
MARVEL ENTERTAINMENT  COM              57383T103 1,691    55,000     SH           Sole                    55,000
MATRIXX INITIATIVES   COM              57685L105 3,758    227,895    SH           Sole                    227,895
MDC PARTNERS          CL A             552697104 1,314    432,400    SH           Sole                    432,400
MIPS TECHNOLOGIES     COM              604567107 795      715,900    SH           Sole                    715,900
NVE                   COM              629445206 1,768    67,670     SH           Sole                    67,670
OPLINK COMMUNIC       COM              68375Q403 1,457    169,400    SH           Sole                    169,400
PERRIGO               COM              714290103 679      21,000     SH           Sole                    21,000
PSYCHIATRIC SOLUTNS   COM              74439H108 1,986    71,300     SH           Sole                    71,300
QUANTUM               COM              747906204 854      2,372,981  SH           Sole                    2,372,981
RC2                   COM              749388104 3,553    333,000    SH           Sole                    333,000
REAL GOODS SOLAR      CL A             75601N104 164      45,000     SH           Sole                    45,000
RUBICON TECHNOLOGY    COM              78112T107 582      136,544    SH           Sole                    136,544
S&P DEPOSITARY RECPT  UNIT             78462F103 2,834    31,400     SH           Sole                    31,400
SPDR S&P RETAIL       UNIT             78464A714 3,432    168,500    SH           Sole                    168,500
STEINWAY INSTRUMENTS  COM              858495104 700      40,000     SH           Sole                    40,000
SUPERIOR ENERGY       COM              868157108 2,555    160,400    SH           Sole                    160,400
SURMODICS             COM              868873100 1,365    54,000     SH           Sole                    54,000
TEXAS ROADHOUSE       CL A             882681109 1,744    225,000    SH           Sole                    225,000
VNUS MED TECH         COM              928566108 2,785    171,700    SH           Sole                    171,700
WATERS                COM              941848103 1,833    50,000     SH           Sole                    50,000
WEB.COM GROUP         COM              94733A104 1,464    400,067    SH           Sole                    400,067